Debt (Schedule Of Line Of Credit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Utility [Member]
Debt [Line Items]
Expiration date for credit agreement	Apr. 30, 2018
Facility Limit	$ 3,000	[1]
Letters of Credit outstanding	79
Borrowings	0
Commercial Paper	914	[2]
Facility Availability	2,007	[2]
Letters of credit, sublimit	1,000
Swingline loans, sublimit	300
Swingline loan repay term (days)	7 days
Pg E Corporation [Member]
Debt [Line Items]
Expiration date for credit agreement	Apr. 30, 2018
Facility Limit	300	[3]
Letters of Credit outstanding	0
Borrowings	260
Commercial Paper	0
Facility Availability	40
Letters of credit, sublimit	100
Swingline loans, sublimit	100
Swingline loan repay term (days)	7 days
Credit Facilities [Member]
Debt [Line Items]
Facility Limit	3,300
Letters of Credit outstanding	79
Borrowings	260
Commercial Paper	914
Facility Availability	$ 2,047

[1]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days
[2]	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.
[3]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.